Short-term Borrowings and Long-term Debt (Narrative) (Detail) ¥ in Millions, $ in Millions	1 Months Ended
	Mar. 31, 2017 JPY (¥)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 JPY (¥)
Debt Instrument [Line Items]
Unused lines of credit for short-term financing	¥ 3,234,066		¥ 6,711,520
Basel III [Member]
Debt Instrument [Line Items]
Floor of Common Equity Tier 1 ratio, which leads the Group's discretion over unsecured perpetual subordinated Additional Tier 1 notes	5.125%
Minimum TLAC ratio, required by January 1, 2019, over risk weighted assets	16.00%
Minimum TLAC ratio, required by January 1, 2019, over leverage ratio denominator	6.00%
Basel III [Member] | Unsecured Perpetual Subordinated Additional Tier 1 Notes [Member]
Debt Instrument [Line Items]
Aggregated principal amount of long term debt issued	¥ 400,000
Basel III [Member] | Asia's first bond [Member]
Debt Instrument [Line Items]
Aggregated principal amount of long term debt issued | $		$ 8,500